Supplemental Disclosures of Cash Flow Information - Amounts Related to Debt Refinancing (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Supplemental Cash Flow Elements [Abstract]
Non-cash write-off of deferred loan fees and original issue discount related to debt extinguishments	$ 12,084
Prepayment premium on term loans	(2,518)
Original issue discount - retirement of term loans	(14,230)
Amounts related to debt refinancing	$ (4,664)